Pension Benefit Plans (Tables) - Pension Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Defined Benefit Plans and Other Post-Retirement Benefit Plans [Line Items]
Funded Status Of Pension Plans
The following sets forth the funded status of the U.S. and non-U.S. plans as of the most recent actuarial valuations using measurement dates of December 31 ($ in millions):

	U.S. Pension Benefits		Non-U.S. Pension Benefits
	2016	2015	2016	2015
Change in pension benefit obligation:
Benefit obligation at beginning of year	$2,603.9	$2,484.7	$1,449.3	$1,171.7
Service cost	9.0	9.6	36.4	42.0
Interest cost	89.7	101.1	32.8	29.4
Employee contributions	—	—	8.6	8.2
Benefits and other expenses paid	(204.8)	(192.9)	(48.4)	(36.7)
Acquisitions and other	(7.4)	324.9	—	431.4
Actuarial loss (gain)	67.7	(112.5)	174.1	(42.3)
Amendments, settlements and curtailments	—	(11.0)	(25.9)	(79.6)
Foreign exchange rate impact	—	—	(133.9)	(74.8)
Benefit obligation at end of year	2,558.1	2,603.9	1,493.0	1,449.3
Change in plan assets:
Fair value of plan assets at beginning of year	1,892.6	1,886.3	1,025.9	747.6
Actual return on plan assets	122.7	(21.3)	134.3	11.1
Employer contributions	57.7	49.4	43.5	42.2
Employee contributions	—	—	8.6	8.2
Amendments and settlements	—	—	(7.3)	(57.0)
Benefits and other expenses paid	(204.8)	(192.9)	(48.4)	(36.7)
Acquisitions	—	171.1	—	355.8
Foreign exchange rate impact	—	—	(113.7)	(45.3)
Fair value of plan assets at end of year	1,868.2	1,892.6	1,042.9	1,025.9
Funded status	$(689.9)	$(711.3)	$(450.1)	$(423.4)

Weighted Average Assumptions Used To Determine Benefit Obligations And Cost
Weighted average assumptions used to determine net periodic pension cost (benefit) at date of measurement:

	U.S. Plans		Non-U.S. Plans
	2016	2015	2016	2015
Discount rate	4.4%	4.0%	2.6%	2.3%
Expected long-term return on plan assets	7.0%	7.5%	4.1%	3.9%
Rate of compensation increase	N/A	N/A	2.9%	3.0%
Weighted average assumptions used to determine benefit obligations at date of measurement:

	U.S. Plans		Non-U.S. Plans
	2016	2015	2016	2015
Discount rate	4.1%	4.4%	1.8%	2.6%
Rate of compensation increase	4.0%	4.0%	2.9%	2.9%

Components of Net Periodic Pension Cost
The following sets forth the components of the Company’s net periodic benefit cost of the noncontributory defined benefit pension plans ($ in millions):

	Three-Month Period Ended
	March 31, 2017	April 1, 2016
U.S. Pension Benefits:
Service cost	$1.9	$2.3
Interest cost	21.0	22.7
Expected return on plan assets	(32.9)	(33.3)
Amortization of actuarial loss	6.6	6.0
Curtailment gain recognized	—	(0.7)
Net periodic pension cost	$(3.4)	$(3.0)

Non-U.S. Pension Benefits:
Service cost	$7.7	$8.8
Interest cost	6.3	8.6
Expected return on plan assets	(10.2)	(10.4)
Amortization of actuarial loss	1.9	2.0
Amortization of prior service credit	(0.1)	(0.1)
Net periodic pension cost	$5.6	$8.9

Components of net periodic pension cost (benefit):

	U.S. Pension Benefits		Non-U.S. Pension Benefits
($ in millions)	2016	2015	2016	2015
Service cost	$9.0	$9.6	$36.4	$42.0
Interest cost	89.7	101.1	32.8	29.4
Expected return on plan assets	(132.6)	(136.0)	(40.2)	(34.2)
Amortization of prior service credit	—	—	(0.3)	(0.1)
Amortization of net loss	24.6	28.9	7.8	9.9
Curtailment and settlement gains recognized	(0.7)	(9.3)	(0.3)	(0.8)
Net periodic pension (benefit) cost	$(10.0)	$(5.7)	$36.2	$46.2

Fair Values Of Pension Plan Assets
The fair values of the Company’s pension plan assets for both the U.S. and non-U.S. plans as of December 31, 2016, by asset category were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and equivalents	$23.7	$—	$—	$23.7
Equity securities:
Common stock	347.5	23.4	—	370.9
Preferred stock	4.3	—	—	4.3
Fixed income securities:
Corporate bonds	—	62.9	—	62.9
Government issued	—	82.9	—	82.9
Mutual funds	315.1	162.6	—	477.7
Insurance contracts	—	260.3	—	260.3
Total	$690.6	$592.1	$—	1,282.7
Investments measured at NAV (a):
Mutual funds				289.1
Insurance contracts				70.2
Common collective trusts				697.8
Venture capital, partnerships and other private investments				571.3
Total assets at fair value				$2,911.1

(a)	The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the total plan assets.
The fair values of the Company’s pension plan assets for both the U.S. and non-U.S. plans as of December 31, 2015, by asset category were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and equivalents	$20.1	$—	$—	$20.1
Equity securities:
Common stock	249.4	24.5	—	273.9
Preferred stock	2.6	—	—	2.6
Fixed income securities:
Corporate bonds	—	98.8	—	98.8
Government issued	—	80.5	—	80.5
Mutual funds	357.4	188.8	—	546.2
Insurance contracts	—	232.8	—	232.8
Total	$629.5	$625.4	$—	1,254.9
Investments measured at NAV (a):
Mutual funds				257.6
Insurance contracts				70.9
Common collective trusts				742.5
Venture capital, partnerships and other private investments				592.6
Total assets at fair value				$2,918.5

(a)	The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the total plan assets.

Benefit Payments That Reflect Expected Future Service
The following sets forth benefit payments, which reflect expected future service, as appropriate, expected to be paid by the plans in the periods indicated ($ in millions):

	U.S. Pension Plans	Non-U.S. Pension Plans	All Pension Plans
2017	$177.1	$43.1	$220.2
2018	177.3	49.5	226.8
2019	177.2	46.7	223.9
2020	179.2	46.4	225.6
2021	179.8	51.9	231.7
2022 – 2026	860.7	279.9	1,140.6